Leases (Details 2) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Future minimum lease payments	$ 131,535	$ 157,291
Later than one year [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	114,010	144,411
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	$ 17,525	$ 12,880